Group Information - Summary of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Estonia
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Parent [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Farfetch UK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Marketing, providing editorial and merchant services
Farfetch.com US LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	California (USA)
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce and marketing
Allure Systems Research France S.A.S.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	France
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch HK Holdings Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Farfetch-Portugal Unipessoal LDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Portugal
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Ambush (Shanghai) Trading Co., Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	People's Republic of China
Proportion of ownership interests held by the Group	70.00%
Description of Principal Activities of Subsidiaries	Retail
Browns (South Molton Street) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
Farfetch Japan Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Japan
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce and marketing
Farfetch China (HK Holdings) Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong
Proportion of ownership interests held by the Group	75.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Farfetch (Shanghai) E-Commerce Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	People's Republic of China
Proportion of ownership interests held by the Group	75.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch HK Production Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce and marketing
Farfetch Store of the Future Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Dormant company
Fashion Concierge UK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
F.F.B.R. Importacao e Exportação LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Brazil
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Import & Export Agent for Farfetch
Fafaqi Shanghai Network Technology Development Co Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	People's Republic of China
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch Brasil China Exportacao Ltda
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Brazil
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch International Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Isle of Man
Proportion of ownership interests held by the Group	80.00%	80.00%
Description of Principal Activities of Subsidiaries	Holding company
Farfetch Canada Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Canada
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
Fashion Concierge Powered By Farfetch, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Delaware (USA)
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch India Private Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	India
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Farfetch China US LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Delaware (USA)
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch Middle East FZE
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	UAE
Proportion of ownership interests held by the Group	80.00%	80.00%
Description of Principal Activities of Subsidiaries	Back office support
Farfetch Italia S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Farfetch Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Australia
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Farfetch US Holdings, INC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Delaware (USA)
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Fashion Concierge HK Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Stadium Enterprises LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Delaware (USA)
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
SGNY1 LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	New York (USA)
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch México, S.A de C.V
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Mexico
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Back office support
Kicks Lite LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	New York (USA)
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch RU LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Russian Federation
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services and back office support
Beijing Qizhi Ruisi Information Consulting Co., Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	People's Republic of China
Proportion of ownership interests held by the Group	81.00%	81.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch Platform Solutions Limited (previously Farfetch Black & White Limited)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Farfetch UK FINCO Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding company
New Guards Group Holding S.p.A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
County S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
Off-White Operating S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Venice S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%	69.00%
Description of Principal Activities of Subsidiaries	Retail
Farfetch.com Brasil Serviços LTDA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Brazil
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce, marketing and editorial services
Unravel Project S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	61.00%	61.00%
Description of Principal Activities of Subsidiaries	Retail
FarfetchComLimitedMember
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Isle of Man
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Heron Preston S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	80.00%	80.00%
Description of Principal Activities of Subsidiaries	Retail
Alanui S R L
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	53.00%	53.00%
Description of Principal Activities of Subsidiaries	Retail
APA S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
Heron Preston Trademark S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	51.00%	51.00%
Description of Principal Activities of Subsidiaries	Retail
KPG S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off-White Operating Milano S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating Holding, Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Delaware (USA)
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating Soho, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	New York (USA)
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating Miami, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Florida (USA)
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Laso. Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Japan
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	E-commerce and marketing
Off White Operating Vegas, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Nevada (USA)
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating Los Angeles, LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	California (USA)
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Off White Operating London Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Farfetch Europe Trading BV
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	The Netherlands
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
Farfetch China Holdings Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	75.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
Farfetch China Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	75.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
Ambush Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Japan
Proportion of ownership interests held by the Group	70.00%	70.00%
Description of Principal Activities of Subsidiaries	Retail
OC Italy S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%	100.00%
Description of Principal Activities of Subsidiaries	Retail
Ambush Italy S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	70.00%	70.00%
Description of Principal Activities of Subsidiaries	Retail
Off White (Shanghai) Trading Co., Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	People's Republic of China
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
NGG Beauty Srl
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Retail
Allure Systems Corp
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Delaware (USA)
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
F Concierge France S.A.S.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	France
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Retail
JBUX Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	United Kingdom
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Retail
Luxclusif Unipessoal Lda
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Portugal
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Off-White Operating Paris S.a.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	France
Proportion of ownership interests held by the Group	75.00%	75.00%
Description of Principal Activities of Subsidiaries	Retail
Luxi (Shanghai) Trading Co., Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	People's Republic of China
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Trading company
Off White Operating Spain SL
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Spain
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
M.A. Alliance Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Japan
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Off-White Operating Switzerland GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Switzerland
Proportion of ownership interests held by the Group	75.00%
Description of Principal Activities of Subsidiaries	Retail
Upteam Corporation Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Hong Kong
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Palm Angels (Shanghai) Trading Co., Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	People's Republic of China
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Retail
Palm Angels S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	60.00%
Description of Principal Activities of Subsidiaries	Retail
There Was One S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Italy
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	E-commerce services
Venice Holding Corp.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Delaware (USA)
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Holding company
Venice Miami LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Florida (USA)
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Retail
Venice Vegas LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation of subsidiary	Nevada (USA)
Proportion of ownership interests held by the Group	100.00%
Description of Principal Activities of Subsidiaries	Retail